Noncurrent Assets Held for Sale	12 Months Ended
Dec. 31, 2016
Noncurrent Assets Held for Sale

9. NONCURRENT ASSETS HELD FOR SALE

	December 31
	2015	2016
	US$	US$
Assets held for sale	—	3,363

	—	3,363

In January 2016, the Company vacated an office building located in Shanghai, China, and actively marketed the building during fiscal 2016. In April 2016, management approved an action to sell the excess property, and committed to a plan to locate a buyer. The property met all of the held for sale criteria in accordance with ASC 360 — Property, Plant and Equipment and therefore was classified as noncurrent assets held for sale. The Company has obtained a firm purchase commitment from a non-affiliated third party and will recognize the gain on the sale when transfer of ownership is completed.